Document Information	12 Months Ended
Dec. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001654795
Registrant Name	Brookfield Business Partners L.P.
Period End Date	Dec. 31, 2024
Reporting Currency	CAD
Alternative Reporting Regime	CA